Treasury Stock - Movement of Treasury Stock (Detail) - TWD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Capital reduction		0
Capital reduction	$ 1,284,223	$ 0
Ending balance	$ 962,503
Treasury stock [member]
Treasury stock shares at beginning balance	30,085	30,085
Capital reduction	(4,515)
Treasury stock shares at ending balance	25,570	30,085
Beginning balance	$ 1,007,654	$ 1,007,654
Capital reduction	(45,151)
Ending balance	$ 962,503	$ 1,007,654